Supplement dated as of October 2, 2000 filed pursuant to Rule 497(e) of the Securities Exchange Act of 1933 to the Statement of Additional Information dated February 1, 2000 pursuant to Post-Effective Amendment No. 21 (File Nos. 33-21844; 811-5555), which was filed with the Securities and Exchange Commission on January 28, 2000.

Effective October 2, 2000, the Fund's investment manager, Sanford C. Bernstein & Co., Inc., was acquired by Alliance Capital Management L.P. Accordingly, all references in this Statement of Additional Information to "Sanford C. Bernstein & Co., Inc." shall be changed to "Alliance Capital Management L.P." or "Alliance" except in the case of specific disclosure with respect to Bernstein prior to October 2, 2000.

The section of the Statement of Additional Information entitled "Directors and Officers and Principal Holders of Securities" shall be replaced in its entirety by the following:

                           DIRECTORS AND OFFICERS AND
                        PRINCIPAL HOLDERS OF SECURITIES

         The following table lists the directors and executive officers of the Fund, their business addresses and their principal occupations during the past five years.


----------------------------------------------------------------------------------------------------------------------------
NAME,                             POSITION(S) WITH THE      PRINCIPAL OCCUPATION
ADDRESS, AND AGE                  FUND                      DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
Roger Hertog*                     President,                Currently: Vice Chairman and Director-Alliance
767 Fifth Avenue                  Treasurer,                1993-2000: President, Chief Operating Officer and
New York, NY 10153                Director                  Director-Bernstein
DOB: 11/4/41
----------------------------------------------------------------------------------------------------------------------------
Andrew S. Adelson*                Senior Vice President,    Currently: Executive Vice President and Chief Investment
767 Fifth Avenue                  Director                  Officer International Value Equities-Alliance and
New York, NY 10153                                          Director-Sanford C. Bernstein Ltd
DOB: 5/31/55                                                1990-2000: Senior Vice President, Chief Investment Officer-
                                                            International Equities and Director-Bernstein
----------------------------------------------------------------------------------------------------------------------------
Arthur Aeder                      Director                  1987-Present: Consultant;
516 Fifth Avenue                                            Formerly Senior Partner of Oppenheim, Appel, Dixon & Co.
New York, NY 10036                                          (subsequently Spicer & Oppenheim) Certified Public
DOB: 12/31/25                                               Accountants, and Chairman of Spicer & Oppenheim International
----------------------------------------------------------------------------------------------------------------------------
Peter L. Bernstein**              Director                  President and Chief Executive Officer of Peter L. Bernstein,
575 Madison Avenue                                          Inc., Economic Consultants
Suite 1006
New York, NY 10022
DOB:  1/22/19
----------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------
NAME,                             POSITION(S) WITH THE      PRINCIPAL OCCUPATION
ADDRESS, AND AGE                  FUND                      DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
Irwin Engelman                    Director                  1998-Present: Vice Chairman and Chief Administrative
625 Madison Avenue                                          Officer-Revlon Inc.
New York, NY 10022                                          2/92-1/99: Executive Vice President and Chief Financial
DOB:  5/9/34                                                Officer-MacAndrews & Forbes Holdings Inc.
----------------------------------------------------------------------------------------------------------------------------
Peter W. Huber                    Director                  Partner-Kellogg Huber Hansen Todd & Evans (law firm); Senior
1301 K Street NW                                            Fellow-Manhattan Institute for Policy Research; Chairman,
Washington, DC 20814                                        Telecom Policy and Analysis: a Kellog, Huber Consulting Group;
DOB:  11/3/52                                               Columnist-Forbes Magazine
----------------------------------------------------------------------------------------------------------------------------
William Kristol                   Director                  6/95-Present: Editor and Publisher, The Weekly Standard
1150 17th Street NW                                         7/95-12/99: Consultant, ABC News
5th Floor
Washington, DC 20036
DOB: 12/23/52
----------------------------------------------------------------------------------------------------------------------------
Theodore Levitt                   Director                  Professor Emeritus of Business Administration,
Harvard Business School                                     Harvard University; Director, Cordiant Communications Group
Cumnock 300                                                 Ltd; 1985-1989: Editor, Harvard Business Review
Boston, MA 02163
DOB: 3/1/25
----------------------------------------------------------------------------------------------------------------------------
Rosalie J. Wolf                   Director                  Currently: Managing Partner-Botanica Capital Partners LLC and
115 East 87th Street                                        Director - Airbourne Freight Corp. and TIAA-CREF; 1994-2000:
New York, NY  10128                                         Treasurer and Chief Investment Officer, The Rockefeller
DOB: 5/8/41                                                 Foundation
----------------------------------------------------------------------------------------------------------------------------
Francis H. Trainer, Jr.           Senior Vice President     Currently: Chief Investment Officer Fixed-Income-Alliance
767 Fifth Avenue                                            1992-2000: Senior Vice President, Chief Investment
New York, NY 10153                                          Officer-Fixed Income and Director-Bernstein
DOB: 11/15/46



----------------------------------------------------------------------------------------------------------------------------
NAME,                             POSITION(S) WITH THE      PRINCIPAL OCCUPATION
ADDRESS, AND AGE                  FUND                      DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid                   Secretary                 Currently: Director-Sanford C. Bernstein & Co., LLC and
767 Fifth Avenue                                            Director-Sanford C. Bernstein Ltd
New York, NY 10153                                          1999-2000: Senior Vice President, General Counsel and Director
DOB: 8/31/45                                                - Bernstein; 1997-99: General Counsel and Secretary -
                                                            Bernstein; 1993-96: Associate General Counsel and Vice
                                                            President-Bernstein
----------------------------------------------------------------------------------------------------------------------------


*  An "interested person" of the Fund, as defined in the 1940 Act.
** Not related to any person formerly or currently associated with Bernstein.

         The officers conduct and supervise the daily business operations of the Portfolios, while the directors exercise general oversight over these actions and decide on general policy. The directors also perform various duties imposed on directors of investment companies by the 1940 Act and by the State of Maryland. The directors have designated Mr. Hertog and Mr. Adelson to be the Executive Committee of the Fund. Between meetings of the Board of Directors, the Executive Committee may exercise all the powers of the Board of Directors except the power to (1) declare dividends or distributions on stock; (2) issue stock except pursuant to a method specified by the Board of Directors; (3) recommend to the stockholders any action which requires stockholder approval; (4) amend the bylaws; (5) approve any merger or share exchange which does not require stockholder approval; or (6) approve any matter which, pursuant to the 1940 Act, must be approved by the Board of Directors, including those matters which must be approved by a majority of the directors who are not interested persons of the Fund.

         The Fund paid each of the directors who were not affiliated persons of Bernstein and who were serving as directors at the time, in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board of Directors, annual compensation of $35,000 for the fiscal year ended September 30, 1999. Officers receive no direct remuneration in such capacity from the Fund. The directors may also appoint committees of directors. Directors who are not affiliated persons of Bernstein serving on such committees may receive additional compensation as well as reimbursement of their out-of-pocket expenses.

         The directors have been elected by the public shareholders of the Fund. Irwin Engelman, Peter W. Huber and Rosalie J. Wolf were elected to the board of directors on September 25, 2000. In order to avoid unnecessary expenses, the Fund does not normally intend to hold annual meetings of shareholders. The Board of Directors or the shareholders may call Special Meetings of Shareholders for the removal of directors or for other actions for which a shareholder vote may be required by the 1940 Act (such as a change in fundamental policies or diversified status) or the Fund's Articles of Incorporation or By-Laws.

         As of October 6, 2000, directors and officers of the Fund, as a group, owned less than one percent of the outstanding shares of the Bernstein Government Short Duration Portfolio, Bernstein Intermediate Duration Portfolio, Bernstein Short Duration California Municipal Portfolio, Bernstein Short Duration New York Municipal Portfolio, Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein New York Municipal Portfolio, Bernstein California Municipal Portfolio, Bernstein Diversified Municipal Portfolio, Bernstein International Value Portfolios and Bernstein Emerging Markets Value Portfolio.

         As of January 24, 2000, the B. D. Shapiro Administrative Trust of Los Angeles, CA owned 7.92% of the Bernstein Short Duration California Municipal Portfolio and the New Mexico State Investment Council of Santa Fe, New Mexico owned 13.03% of the Bernstein Emerging Markets Value Portfolio.


The section entitled "Manager and Distributor" in the Statement of Additional Information is replaced in its entirety by the following:

                            MANAGER AND DISTRIBUTOR

         Manager. Alliance Capital Management L.P. ("Alliance" or the "Manager"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has entered into Management Agreements with the Fund, on behalf of each of the Portfolios pursuant to which the Bernstein Investment Research and Management unit of Alliance acts as investment adviser for each of the Portfolios.

         Alliance Capital Management Corporation ("ACMC") is the general partner of the Adviser and a wholly-owned subsidiary of The Equitable Life Assurance Society of the United States. Equitable, one of the largest life insurance companies in the United States, is the beneficial owner of an approximately 55.4% partnership interest in the Adviser. Alliance Capital Management Holding L.P. ("Alliance Holding") owns an approximately 41.9% partnership interest in the Adviser. Equity interests in Alliance Holding are traded on the New York Stock Exchange in the form of units. Approximately 98% of such interests are owned by the public and management or employees of the Adviser and approximately 2% are owned by Equitable. Equitable is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. AXA Financial serves as the holding company for the Adviser, Equitable and Donaldson, Lufkin & Jenrette, Inc., an integrated investment and merchant bank. As of June 30, 1999, AXA, a French insurance holding company, owned approximately 58.2% of the issued and outstanding shares of common stock of AXA Financial.

         Subject to the general oversight of the Board of Directors of the Fund, and in conformity with the stated policies of each of the Portfolios, Alliance manages the investment of each Portfolio's assets. Alliance makes investment decisions for each

Portfolio and places purchase and sale orders. The services of the Manager are not exclusive under the terms of the Management Agreements. Alliance is free to render similar services to others.

         Alliance has authorized those of its directors, officers or employees who are elected as directors or officers of the Fund to serve in the capacities in which they are elected. All services furnished by Alliance under the Management Agreements may be furnished through the medium of any such directors, officers or employees of Alliance. In connection with the provision of its services under the Management Agreements, the Manager bears various expenses, including the salaries and expenses of all personnel, except the fees and expenses of directors not affiliated with Alliance.

         Each Portfolio pays the Manager for the services performed on behalf of that Portfolio, as well as for the services performed on behalf of the Fund as a whole. The fee paid by each of the Fixed-Income Portfolios (other than the Short Duration Municipal Portfolios) is at an annual rate of 0.50% of each such Portfolio's average daily net assets up to and including $1 billion and at an annual rate of 0.45% of each such Portfolio's average daily net assets in excess of $1 billion. The fee paid by each of the Short Duration Municipal Portfolios is at an annual rate of 0.50% of each such Portfolio's average daily net assets. The fee paid by each of the Bernstein International Value Portfolios is at an annual rate of 1.00% of that Portfolio's average daily net assets up to but not exceeding $1 billion; an annual rate of 0.90 of 1% of that Portfolio's average daily net assets that is in excess of $1 billion up to, but not exceeding $4 billion; an annual rate of 0.875 of 1% of that Portfolio's average daily net assets in excess of $4 billion up to, but not exceeding $6 billion; and 0.85 of 1% of that Portfolio's average daily net assets over $6 billion. The fee is computed daily and paid monthly. The fee paid by the Bernstein Emerging Markets Value Portfolio is at an annual rate of 1.25% of the Portfolio's average daily net assets. The fee is computed daily and paid monthly. For the fiscal years ended September 30, 1997, 1998, and 1999 the investment management fees accrued or paid to Bernstein pursuant to the Management Agreements were, respectively, $65,345,690, $83,314,803, and $91,558,133.

         The Management Agreements provide that the Manager shall not be liable to the Fund or the Portfolios for any error of judgment by the Manager or for any loss sustained by the Fund or the Portfolios except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations and duties under the Management Agreements.

In addition to the Management Agreements, the Fund, on behalf of each of the Portfolios, has entered into Shareholder Servicing and Administrative Agreements with Alliance. Alliance serves as Shareholder Servicing Agent and in such capacity may enter into agreements with other organizations whereby some or all of Alliance's duties in this regard may be delegated. Alliance has delegated such duties to Alliance Fund Services, Inc. ("AFS"). Pursuant to the Shareholder Servicing and Administrative Agreements, AFS pays all expenses incurred by it in connection with administering the ordinary course of the Fund's and each Portfolio's business. AFS also pays the costs of office facilities and of clerical and administrative services that are not provided by State Street Bank and Trust Company, the Fund's Custodian and Transfer Agent. The shareholder servicing that will be provided by AFS or other organizations might include, among other things, proxy solicitations and providing information to shareholders concerning their mutual fund investments, systematic withdrawal plans, dividend payments, reinvestments, and other matters. The fee paid by each of the Fixed-Income Portfolios for shareholder servicing and administration is 0.10% of each Portfolio's average daily net assets and the fee paid by the Bernstein International Value Portfolios and the Bernstein Emerging Markets Value Portfolio for these services is 0.25% of that Portfolio's average daily net assets. For the fiscal years ended September 30, 1997, 1998, and 1999, the fees accrued or paid to Bernstein pursuant to the Shareholder Servicing and Administrative Agreements were $15,530,342, $20,136,349, and $22,051,781, respectively.

         Except as indicated above, each Portfolio is responsible for the payment of its expenses and an allocable share of the common expenses of the Fund, including: (i) the fees payable to Alliance under the Management Agreements and AFS the Shareholder Servicing and Administrative Agreements; (ii) the fees and expenses of Directors who are not affiliated with Alliance; (iii) the fees and expenses of the Custodian and Transfer Agent, including but not limited to fees and expenses relating to fund accounting, pricing of fund shares, and computation of net asset value; (iv) the fees and expenses of calculating yield and/or performance pursuant to any independent servicing agreement; (v) the charges and expenses of legal counsel and independent accountants; (vi) all taxes and corporate fees payable to governmental agencies;
(vii) the fees of any trade association of which the Fund is a member; (viii) reimbursement of each Portfolio's share of the organization expenses of the Fund; (ix) the fees and expenses involved in registering and maintaining registration of the Fund and the Portfolios' shares with the Securities and Exchange Commission, registering the Fund as a broker or dealer and qualifying the shares of the Portfolios under state securities laws, including the preparation and printing of the registration statements and prospectuses for such purposes, allocable communications expenses with respect to investor services, all expenses of shareholders' and Board of Directors' meetings and preparing, printing and mailing proxies, prospectuses and reports to shareholders; (x) brokers' commissions, dealers' markups, and any issue or transfer taxes chargeable in connection with the Portfolios' securities transactions; (xi) the cost of stock certificates representing shares of the Portfolios; (xii) insurance expenses, including but not limited to, the cost of a fidelity bond, directors' and officers insurance, and errors and omissions insurance; and (xiii) litigation and indemnification expenses, expenses incurred in connection with mergers, and other extraordinary expenses not incurred in the ordinary course of the Portfolios' business.

         The Management Agreements provide that if at any time the Manager shall cease to act as investment adviser to any Portfolio or to the Fund, or if the Manager shall change its name to delete the reference to Sanford C. Bernstein, the Fund shall take all steps necessary under corporate law to change its corporate name to delete the reference to Sanford C. Bernstein or to delete the reference to Bernstein as to any such Portfolio and shall thereafter refrain from using such name with reference to any such Portfolio and, if applicable, the Fund.

         The Management Agreements provide that they will terminate automatically if assigned and that they may be terminated without penalty by any Portfolio (by vote of the directors or by a vote of a majority of the outstanding voting securities of the Portfolio voting separately from any other Portfolio of the Fund) on not less than 30 days' written notice. The Management Agreements also provide that they will continue for more than two years only if such continuance is annually approved in the manner required by the 1940 Act and the Manager shall not have notified the Fund that it does not desire such continuance.

         Distributor. Sanford C. Bernstein & Co., LLC, a wholly-owned subsidiary of Alliance, acts as Distributor of each Portfolio's shares pursuant to Distribution Agreements.


                                       7